Shareholders' equity	6 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Shareholders' equity

10. Shareholders’ equity

Ordinary shares

As of December 31, 2021, the Company had 76,681,831 ordinary shares authorized on a fully diluted basis. Each share entitles the holder to one vote on all matters submitted to a vote of the Company’s shareholders. Ordinary shareholders are entitled to receive dividends as may be declared by the board of directors. From inception through December 31, 2021, no cash dividends have been declared or paid.